Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	72 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Nov. 15, 2018
C000205452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,260	$ 12,260	$ 12,260	$ 10,872	$ 10,496	$ 12,519	$ 12,265	$ 11,346	$ 10,000
Average Annual Return, Percent	12.76%	1.56%	3.48%
C000205451 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 61,698.47485	$ 61,698.47485	$ 61,698.47485	54,660.72255	52,716.66302	62,771.95032	61,435.12479	56,802.0651	50,000
Average Annual Return, Percent	12.88%	1.67%	3.59%
Bloomberg Global Aggregate Credit Index Hedged in U S Dollars [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Credit Index Hedged in U.S. Dollars
Account Value	$ 11,651	$ 11,651	$ 11,651	10,405	10,025	12,066	11,917	11,284	10,000
Average Annual Return, Percent	11.97%	0.64%	2.60%
Bloomberg Global Aggregate Float Adjusted Index in U S Dollars [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Float Adjusted Index in U.S Dollars
Account Value	$ 10,315	$ 10,315	$ 10,315	$ 9,375	$ 9,163	$ 11,527	$ 11,622	$ 10,965	$ 10,000
Average Annual Return, Percent	10.02%	(1.22%)	0.52%